Stockholder's Equity - Offering proceeds and related issuance costs (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Stockholders' Equity
Allocated Gross Proceeds	$ 4,005,770
Allocated Issuance Costs	559,962
Allocated Net Proceeds	3,445,808
Common Stock Warrants
Stockholders' Equity
Allocated Gross Proceeds	1,977,998
Allocated Issuance Costs	276,502
Allocated Net Proceeds	1,701,497
Pre-Funded Warrants
Stockholders' Equity
Allocated Gross Proceeds	755,014
Allocated Issuance Costs	105,542
Allocated Net Proceeds	649,471
Placement Agent Warrants
Stockholders' Equity
Allocated Gross Proceeds	64,572
Allocated Issuance Costs	9,026
Allocated Net Proceeds	55,546
Common stock
Stockholders' Equity
Allocated Gross Proceeds	1,208,186
Allocated Issuance Costs	168,891
Allocated Net Proceeds	$ 1,039,295